CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents [text block]

15) CASH AND CASH EQUIVALENTS

	Thousands of U.S. dollars
	2016	2017
Deposits held at call	124,777	111,495
Short-term financial investments	69,258	30,267
Total	194,035	141,762

“Short-term financial investments” comprises short-term fixedincome securities in Brazil, which mature in less than 90 days and accrue interest pegged to the CDI.